Label	Element	Value
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	us-gaap_CashCashEquivalentsRestrictedCashAndRestrictedCashEquivalents	$ 25,584,000
Preferred Stock, Amount of Preferred Dividends in Arrears	us-gaap_PreferredStockAmountOfPreferredDividendsInArrears	6,499,000
Affiliated Entity [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 5,052,165,000
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	215,880,202